Long-term debt (Tables)	12 Months Ended
Mar. 31, 2023
Schedule of Long-term Debt Instruments

The below table presents the balance of long-term debt as of March 31, 2022 and March 31, 2023 and the related contractual rates and maturity dates:

	As of
	March 31, 2022				March 31, 2023
	Maturity / Call dates	Stated interest rates	Total		Maturity / Call dates	Stated interest rates	Total		Total

	(In millions)
Subordinated debt
Subordinated debt (other than perpetual debt)	2023-2031	7.35% to 10.20%	Rs.	89,759.4	2024-2033	7.35% to 10.20%	Rs.	248,983.8	US$	3,029.4
Perpetual debt — (1)	2023-2030	7.55% to 9.70%		93,848.2	2024-2030	7.55% to 9.40%		43,850.5		533.5
Perpetual debt — (2)	2027	3.70%		75,216.3	2027	3.70%		81,724.6		994.3
Others ( * )
Variable rate — (1)	2023-2024	1.40% to 1.80%		40,045.9	2024-2026	1.40% to 4.80%		76,405.9		929.6
Variable rate — (2)	2023-2027	4.40% to 6.90%		82,243.1	2024-2029	4.50% to 9.44%		148,813.9		1,810.6
Fixed rate — (1)	2023-2030	2.80% to 9.21%		1,173,220.5	2024-2030	2.80% to 9.81%		1,374,137.4		16,719.0
Fixed rate — (2)	—	—		—	2024	2.58%		80,520.3		979.8

Total			Rs.	1,554,333.4			Rs.	2,054,436.4	US$	24,996.2

( * )
Variable rate — (1), Perpetual debt — (2) and Fixed rate — (2) represent foreign currency debt. Variable rat
e deb
t is typically indexed to LIBOR, SOFR,
T-bill
rates, Marginal cost of funds based lending rates (“MCLR”), among others.

Maturities of Long-Term Debt Disclosures
The scheduled maturities of long-term debt are set out below:

	As of March 31, 2023
	(In millions)
Due in the fiscal year ending March 31:
2024	Rs.	515,282.4	US$	6,269.4
2025		231,738.2		2,819.5
2026		653,549.2		7,951.7
2027		141,079.6		1,716.5
2028		48,214.9		586.6
Thereafter		338,997.0		4,124.7

Total (1)	Rs.	1,928,861.3	US$	23,468.4

(1)	The scheduled maturities of long-term debt do not include perpetual bonds of Rs. 125,575.1 million (net of debt issuance cost).

Long-term Debt
Schedule of Long-term Debt Instruments
Long-term debt as of March 31, 2022 and March 31, 2023 was comprised of the following:

	As of March 31,
	2022		2023		2023

	(In millions)
Subordinated debt	Rs.	259,452.5	Rs.	375,060.0	US$	4,563.3
Others ( * )		1,295,854.3		1,681,587.2		20,459.8
Debt issuance cost		(973.4)		(2,210.8)		(26.9)

Total	Rs.	1,554,333.4	Rs.	2,054,436.4	US$	24,996.2

( * )
Includes securities sold under repurchase agreements amounting to Rs. 90,200.0 million with a stated interest rate of 4.0% per annum and Rs. 90,200.0 million (US$ 1,097.5 million) with stated interest rate of 4.2% per annum for the fiscal
years ended March 31, 2022 and March 31, 2023, respectively, under RBI long-term repo operation with a three-year maturity period.